Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Schedule of Revenue and Operating Results by Segments	The revenue and operating results by segments were as follows:
	For the year ended December 31, 2023
	High school	Vocational education	All Other	Consolidated

Revenues	16,334,106	29,877,168	4,604,142	50,815,416
Cost of revenues	(21,591,312)	(23,685,307)	(1,573,695)	(46,850,314)
Operating expenses
General and administrative expenses	(2,778,289)	(7,309,405)	(15,357,707)	(25,445,401)
Selling and marketing expenses	-	(16,800)	(1,500)	(18,300)
Impairment loss on goodwill	-	-	(22,677,921)	(22,677,921)
Expected credit loss for receivables and other assets	-	-	(65,138,293)	(65,138,293)
Total operating expenses	(2,778,289)	(7,326,205)	(103,175,421)	(113,279,915)
Total other income/(expenses), net	7,076,175	4,615,303	(2,852,294)	8,839,184
Segment loss before tax	(959,320)	3,480,959	(102,997,268)	(100,475,629)
	For the year ended December 31, 2024
	High school	Vocational education	All Other	Consolidated

Revenues	3,383,866	25,067,284	4,349,510	32,800,660
Cost of revenues	(2,899,012)	(22,594,526)	(10,357,567)	(35,851,105)
Operating expenses
General and administrative expenses	(387,098)	(9,278,628)	(13,133,439)	(22,799,165)
Selling and marketing expenses	-	-	(111,780)	(111,780)
Total operating expenses	(387,098)	(9,278,628)	(13,245,219)	(22,910,945)
Total other income/(expenses), net	71,549	3,443,074	(2,255,266)	1,259,357
Segment income/(loss) before tax	169,305	(3,362,796)	(21,508,542)	(24,702,033)

	For the year ended December 31, 2025
	High school	Vocational education	All Other	Consolidated

Revenues	3,925,775	22,247,737	4,659,478	30,832,990
Cost of revenues	(4,049,479)	(28,305,702)	(10,407,899)	(42,763,080)
Operating expenses
General and administrative expenses	(246,788)	(9,224,089)	(13,997,493)	(23,468,370)
Selling and marketing expenses	-	-	(985,278)	(985,278)
Total operating expenses	(246,788)	(9,224,089)	(14,982,771)	(24,453,648)
Total other (expenses)/income, net	(26,548)	2,415,089	(87,267,544)	(84,879,003)
Segment loss before tax	(397,040)	(12,866,965)	(107,998,736)	(121,262,741)